INCOME TAXES - Schedule of Reconciliation Net Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net (loss) income	$ (132)	$ 67	$ (40)
Foreign exchange	(722)	445	(670)
Value transferred to non-controlling interests		25
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	725	839	897
Recognized in net (loss) income	(136)	(106)	(58)
Recognized in equity	0	(2)	0
Business combinations and disposals	0	0	0
Foreign exchange	0	(6)	0
Balance, end of year	589	725	839
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(7,162)	(6,556)	(6,090)
Recognized in net (loss) income	268	39	98
Recognized in equity	(135)	(1,213)	117
Business combinations and disposals	2	117	(11)
Foreign exchange	(722)	451	(670)
Balance, end of year	(7,749)	(7,162)	(6,556)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,437)	(5,717)	(5,193)
Recognized in net (loss) income	132	(67)	40
Recognized in equity	(135)	(1,215)	117
Business combinations and disposals	2	117	(11)
Foreign exchange	(722)	445	(670)
Balance, end of year	(7,160)	$ (6,437)	$ (5,717)
Value transferred to non-controlling interests	$ 28